COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services, which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

DarkPulse, Inc. v. Twitter, Inc.

On January 24, 2022, the Company filed a petition in the Supreme Court of the State of New York County of New York to compel a disclosure from Twitter, Inc. The petition sought to compel Twitter, Inc. to disclose the owner and operator of the “Investor News” Twitter account (@newsfilterio) so the Company could commence an action for damages arising from false, misleading, and untrue statements made by the Investor News.

On February 23, 2022, the Court ordered Twitter to release information concerning the owner and operator of the Investor News account to the Company. The Company will continue to pursue and expose the identities of those individuals or groups and shall take any and all legal action to pursue the violators.

Carebourn Capital, L.P. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed November 15, 2021, the Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-Q.

On November 1, 2021, the Company filed a motion to compel Carebourn to produce certain documents and supplement its responses to certain interrogatories.

On September 27, 2021, Carebourn filed a declaratory judgment and a motion for declaratory judgment, dismissal of the Company’s claims, and summary judgment (“Dispositive Motion”).

On February 15, 2022, the Court rendered its decision on the aforesaid motions, denying the Dispositive Motion in its entirety and granting in part, and denying in part, the Company’s motion to compel. Pursuant to the Court’s ruling in the Company’s favor on its motion to compel, the Court has awarded the Company attorneys’ costs and fees in connection with the successful portions of its motion to compel.

On January 19, 2022, the Company filed a motion for enforcement of a protective order. It is the Company’s position that Carebourn has violated a protective order that was entered into by the parties and seeks to protect confidential information exchanged during the litigation. The Court has not yet rendered a decision on this motion.

On March 24, 2022, Carebourn filed a Motion to Compel against DarkPulse, alleging that DarkPulse failed to fulfill its discovery obligations by not producing a privilege log. DarkPulse contends that Carebourn’s motion is meritless and premature.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

More Capital, LLC v. DarkPulse, Inc. et al

As disclosed in greater detail in the Company’s Form 10-Q, filed November 15, 2021, the Company remains in active litigation with More Capital, LLC (“More”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-Q.

On October 27, 2021, the Company served its initial discovery requests, consisting of interrogatories, requests for admission, and requests for production, on More.

On November 24, 2021, More served its responses to the Company’s initial discovery requests. After reviewing More’s responses, it is the Company’s position that More’s responses are false, misleading, untrue, and/or evasive.

On February 28, 2022, the Company filed its motion to compel More to produce certain documents and supplement or otherwise modify its responses to certain interrogatories and requests for admission. DarkPulse’s motion will be heard on April 14, 2022.

On March 9, 2022, More filed a motion for summary judgment against the Company. The Company’s opposition is being filed on or before March 23, 2022, and More’s motion will be heard on April 6, 2022.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

Goodman et al. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed November 15, 2021, the Company remains in active litigation with Stephen Goodman (“Goodman”), Mark Banash (“Banash”), and David Singer (“Singer”) (Goodman, Banash, and Singer together, the “Series D Plaintiffs”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-Q.

On August 20, 2021, the Company and the Series D Plaintiffs entered into a stipulation, pursuant to which the Company withdrew its motion to dismiss and the Company was provided with an extended period of time to respond to the complaint.

On September 8, 2021, the Company filed its Answer and Counterclaims, wherein the Company alleges counterclaims arising from various breaches of fiduciary duties by the Series D Plaintiffs while they were employed as officers of the Company.

On December 9, 2021, the parties participated in private mediation. No understanding of settlement was reached at the conclusion thereof.

The Company remains committed to actively litigating its claims and defenses against the Series D Plaintiffs.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman (SDNY)

On December 31, 2021, the Company commenced an action against FirstFire Global Opportunities Fund, LLC (“FirstFire”), and Eli Fireman (“Fireman”) (FirstFire and Fireman together, the “FirstFire Parties”) in the United States District Court for the Southern District of New York. The complaint alleges that FirstFire is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and that the Company is entitled to rescissionary relief from certain convertible promissory notes and securities purchase agreements entered into by the Company and FirstFire pursuant to Section 29(b) of the Act. The complaint also asserts claims against Fireman for control person liability under Section 20(a) of the Act, unjust enrichment of FirstFire, and constructive trust against FirstFire.

On January 14, 2022, the Company moved for entry of a temporary restraining order and award of a preliminary injunction against FirstFire to enjoin them from selling or attempting to sell, transfer, or otherwise dispose of the 177,275,000 common shares the Company believed were in FirstFire’s possession pursuant to a certain note.

On January 14, 2022, the Court denied the Company’s order to show cause seeking a temporary restraining order.

Following expedited briefing by the parties, on January 21, 2022, the Court denied the Company’s motion for preliminary injunction.

On March 14, 2022, the FirstFire Parties filed their letter request for a motion to dismiss the Company’s complaint. The Company responded to the FirstFire Parties’ letter on March 17, 2022. As of the filing date, the Court has not yet issued a decision on the FirstFire Parties letter request to file its motion to dismiss.

FirstFire Global Opportunities Fund, LLC v. DarkPulse, Inc. (Del. Chancery Court)

On December 13, 2021, FirstFire Global Opportunities Fund, LLC (“FirstFire”) commenced an action against the Company in the Court of Chancery of the State of Delaware. The complaint seeks declaratory judgment of the issuance of 177,375,000 shares of Company common stock pursuant to a certain convertible promissory note.

On January 4, 2022, the Company filed a motion to dismiss FirstFire’s complaint.

On February 11, 2022, the Company filed its opening memorandum of law in support of its motion to dismiss. The Company’s memorandum argues that FirstFire the certain convertible promissory note that the issuance was made under is void ab initio as it violates New York’s criminal usury laws, and that FirstFire improperly amended the governing law provision of the void convertible note to evade being declared void ab initio and, instead, continue to enforce the unlawful transaction.

On March 14, 2022, FirstFire filed a notice of voluntary dismissal of its complaint.

As of December 31, 2021, DarkPulse views the aforesaid FirstFire Delaware Chancery matter as fully closed.

DarkPulse, Inc. v. EMA Financial, LLC et al

On January 4, 2022, the Company commenced an action against EMA Financial, LLC (“EMA”), EMA Group, Inc. (“EMA Group”), and Felicia Preston (“Preston”) (EMA, EMA Group, and Preston together, the “EMA Parties”) in the United States District Court for the Southern District of New York. The complaint alleges that EMA is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and that the Company is entitled to rescissionary relief from certain convertible promissory notes and securities purchase agreements entered into by the Company and EMA pursuant to Section 29(b) of the Act. The complaint also asserts claims against Preston for control person liability under Section 20(a) of the Act, unjust enrichment of EMA, EMA Group, and Preston, and constructive trust against the EMA Parties.

On March 28, 2022, the Company filed its first amended complaint against the EMA Parties. The amended complaint alleges the same causes of action asserted in the initial complaint—(1) that EMA is an unregistered dealer acting in violation of Section 15(a) of the Act and, pursuant to Section 29(b) of the Act, the Company is entitled to rescissionary relief from certain convertible promissory notes and securities purchase agreements entered into by the Company and EMA, (2) that Preston is liable pursuant to Section 20(a) of the Act, and (3) unjust enrichment—along with two claims: that the EMA Parties, first, violated and, second conspired to violate the Racketeer Influenced and Corrupt Organizations (RICO) Act for engaging in the collection of an unlawful debt.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.

COVID-19

On March 11, 2020, the World Health Organization announced that infections of the novel Coronavirus (COVID-19) had become pandemic, and on March 13, the U.S. President announced a National Emergency relating to the disease. There is a possibility of continued widespread infection in the United States and abroad, with the potential for catastrophic impact. National, state and local authorities have required or recommended social distancing and imposed or are considering quarantine and isolation measures on large portions of the population, including mandatory business closures. These measures, while intended to protect human life, are expected to have serious adverse impacts on domestic and foreign economies of uncertain severity and duration. Some economists are predicting the United States will soon enter a recession. The sweeping nature of the coronavirus pandemic makes it extremely difficult to predict how the Company’s business and operations will be affected in the longer run, but we expect that it may materially affect our business, financial condition and results of operations. The extent to which the coronavirus impacts our results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. Moreover, the coronavirus outbreak has begun to have indeterminable adverse effects on general commercial activity and the world economy, and our business and results of operations could be adversely affected to the extent that this coronavirus or any other epidemic harms the global economy generally and/or the markets in which we operate specifically. Any of the foregoing factors, or other cascading effects of the coronavirus pandemic that are not currently foreseeable, could materially increase our costs, negatively impact our revenues and damage the Company’s results of operations and its liquidity position, possibly to a significant degree. The duration of any such impacts cannot be predicted.